Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 113	$ 101	$ 52
Future amortization expense year one	53
Future amortization expense year two	53
Future amortization expense year three	53
Future amortization expense year four	21
Future amortization expense year five	21
Future amortization expense thereafter	$ 273